Warrant liabilities - Disclosure of reconciliation of warrant liabilities (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Number of outstanding securities as at September 30, 2023	15,507,862	13,417,156	13,901,640	9,585,050
Warrant Liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 0
Initial recognition	10,374,141
(Gain) Loss on revaluation of financial instruments	(6,093,067)
Exchange gain on revaluation	54,599
Balance, end of period	$ 4,335,673
Number of outstanding securities as at September 30, 2023	6,329,275
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | 2022 Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 0
Initial recognition	4,617,451
(Gain) Loss on revaluation of financial instruments	(3,553,175)
Exchange gain on revaluation	(21,738)
Balance, end of period	$ 1,042,538
Number of outstanding securities as at September 30, 2023	3,226,392
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | Over-allotment Pre-Funded Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 0
Initial recognition	832,698
(Gain) Loss on revaluation of financial instruments	(415,996)
Exchange gain on revaluation	(2,368)
Balance, end of period	$ 414,334
Number of outstanding securities as at September 30, 2023	199,000
Warrant Liabilities [Member] | U.S. IPO and Canadian Offering [Member] | Over-allotment Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 0
Initial recognition	536,681
(Gain) Loss on revaluation of financial instruments	(412,247)
Exchange gain on revaluation	(3,261)
Balance, end of period	$ 121,173
Number of outstanding securities as at September 30, 2023	375,000
Warrant Liabilities [Member] | Private Placement [Member] | 2023 Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 0
Initial recognition	1,528,160
(Gain) Loss on revaluation of financial instruments	(765,212)
Exchange gain on revaluation	35,625
Balance, end of period	$ 798,573
Number of outstanding securities as at September 30, 2023	1,542,194
Warrant Liabilities [Member] | Private Placement [Member] | Pre-Funded Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 0
Initial recognition	2,778,534
(Gain) Loss on revaluation of financial instruments	(883,961)
Exchange gain on revaluation	46,341
Balance, end of period	$ 1,940,914
Number of outstanding securities as at September 30, 2023	930,548
Warrant Liabilities [Member] | Debt Settlement [Member] | Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance, beginning of period	$ 0
Initial recognition	80,617
(Gain) Loss on revaluation of financial instruments	(62,476)
Exchange gain on revaluation	0
Balance, end of period	$ 18,141
Number of outstanding securities as at September 30, 2023	56,141